REAL ESTATE-RELATED SECURITIES - The Scheduled Maturities of Real Estate-Related Securities (Details) - CMBS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Available-for-sale securities, Amortized Cost
Due within one year	$ 0	$ 0
Due after one year through five years	0	27,061
Due after five years through ten years	0	0
Due after ten years	39,520	9,986
Total	39,520	37,047
Available-for-sale securities, Estimated Fair Value
Due within one year	0	0
Due after one year through five years	0	27,461
Due after five years through ten years	0	0
Due after ten years	42,071	10,733
Total	$ 42,071	$ 38,194